Revenues - Schedule of detailed information about revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of products and services [line items]
Vanadium sales from contracts with customers	$ 118,549	$ 198,577
Ilmenite sales from contracts with customers	6,371	0
Iron ore sales from contracts with customers	0	107
Total revenue	124,920	198,684
V2O5 revenues [Member]
Disclosure of products and services [line items]
Produced products	57,446	115,534
Purchased products	988	9,028
Total revenue	58,434	124,562
V2O3 revenues [Member]
Disclosure of products and services [line items]
Produced products	8,353	13,788
Purchased products	0	1,155
Total revenue	8,353	14,943
FeV revenues [Member]
Disclosure of products and services [line items]
Produced products	46,890	57,686
Purchased products	4,872	1,386
Total revenue	$ 51,762	$ 59,072